SHARE-BASED COMPENSATION - Share-based compensation related to share options (Details) $ / shares in Units, ¥ in Thousands, $ in Millions						1 Months Ended			12 Months Ended
		Dec. 01, 2025 shares	May 05, 2022 agreement shares	Apr. 20, 2022 shares	Mar. 31, 2022 shares	May 31, 2025 shares	Apr. 30, 2022 $ / shares shares	Jul. 31, 2020 shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2018	May 31, 2022 shares	Dec. 28, 2018 shares
SHARE-BASED COMPENSATION
Share-based compensation related to share options | ¥									¥ 1,904,924		¥ 2,726,075		¥ 3,215,549
Shengdu
SHARE-BASED COMPENSATION
Percentage of ownership interest acquired				51.00%
Share options
SHARE-BASED COMPENSATION
Aggregate intrinsic value of share options exercised | $										$ 102.4		$ 72.8		$ 92.8
Share-based compensation related to share options | ¥									138,456		541,956		771,151
Restricted shares
SHARE-BASED COMPENSATION
Share-based compensation related to share options | ¥									¥ 516,008		¥ 1,086,942		¥ 1,631,104
Number of shares restriction removed									26,726,342	26,726,342	13,297,108	13,297,108	13,292,404	13,292,404
Total fair value of shares | ¥									¥ 747,300		¥ 365,100		¥ 364,900
Restricted share units
SHARE-BASED COMPENSATION
Share-based compensation related to share options | ¥									1,250,460		1,097,177		813,294
Total fair value of shares | ¥									¥ 1,115,600		¥ 901,500		231,100
Class A Ordinary Shares
SHARE-BASED COMPENSATION
Ordinary shares, shares issued	[1]								3,366,778,024	3,366,778,024	3,479,616,986	3,479,616,986
Restricted class A ordinary shares | Shengdu
SHARE-BASED COMPENSATION
Share-based compensation related to share options | ¥									¥ 121,000		¥ 406,300		¥ 405,200
Restriction period					3 years
Number of shares restriction removed									44,315,854	44,315,854
Number of shares issued in acquisition				44,315,854	44,315,854
Restricted class A ordinary shares | First anniversary | Shengdu
SHARE-BASED COMPENSATION
Percentage of restrictions on restricted shares				30.00%
Restricted class A ordinary shares | Second anniversary | Shengdu
SHARE-BASED COMPENSATION
Percentage of restrictions on restricted shares				30.00%
Restricted class A ordinary shares | Third anniversary | Shengdu
SHARE-BASED COMPENSATION
Percentage of restrictions on restricted shares				40.00%
Mr. PENG Yongdong, chairman and chief executive officer | Restricted class A ordinary shares
SHARE-BASED COMPENSATION
Number of shares issued									62,824,250	62,824,250
Mr. SHAN Yigang, an executive director | Restricted class A ordinary shares
SHARE-BASED COMPENSATION
Number of shares issued									53,868,189	53,868,189
2018 Share Option Plan
SHARE-BASED COMPENSATION
Granted (in shares)									0	0	0	0	0	0
2018 Share Option Plan | Share options
SHARE-BASED COMPENSATION
Options exercisable term															10 years
Recognized weighted-average period									1 year	1 year
2018 Share Option Plan | Share options | Minimum
SHARE-BASED COMPENSATION
Vesting period															1 year
2018 Share Option Plan | Share options | Maximum
SHARE-BASED COMPENSATION
Vesting period															5 years
2018 Share Option Plan | Class A Ordinary Shares | Maximum
SHARE-BASED COMPENSATION
Maximum number of shares of the company available for issuance																	350,225,435
2020 Global Share Incentive Plan
SHARE-BASED COMPENSATION
Number of shares restriction removed									28,080,498	28,080,498	22,936,809	22,936,809	5,963,517	5,963,517
Restricted shares granted									25,371,822	25,371,822	29,718,591	29,718,591	46,425,615	46,425,615
2020 Global Share Incentive Plan | Share options | Minimum
SHARE-BASED COMPENSATION
Vesting period									1 year	1 year
2020 Global Share Incentive Plan | Share options | Maximum
SHARE-BASED COMPENSATION
Vesting period									5 years	5 years
2020 Global Share Incentive Plan | Restricted share units
SHARE-BASED COMPENSATION
Granted (in shares)									25,371,822	25,371,822
Options exercisable term								10 years
Recognized weighted-average period									2 years 2 months 12 days	2 years 2 months 12 days
Number of shares percentage on issued and outstanding								1.00%
Maximum number of shares of the company available for issuance								80,000,000
2020 Global Share Incentive Plan | Class A Ordinary Shares | Maximum
SHARE-BASED COMPENSATION
Share options granted, exercise price | $ / shares							$ 0.00002
Ordinary shares, shares issued							253,246,913
2022 Share Incentive Plan | Restricted shares
SHARE-BASED COMPENSATION
Recognized weighted-average period									1 year 4 months 24 days	1 year 4 months 24 days
2022 Share Incentive Plan | Restricted class A ordinary shares
SHARE-BASED COMPENSATION
Share-based compensation related to share options | ¥									¥ 395,000		¥ 680,600		¥ 1,225,900
2022 Share Incentive Plan | Restricted class A ordinary shares
SHARE-BASED COMPENSATION
Restriction period			5 years
Number of agreements | agreement			2
2022 Share Incentive Plan | Restricted class A ordinary shares | Shengdu
SHARE-BASED COMPENSATION
Restriction period			5 years
2022 Share Incentive Plan | Restricted class A ordinary shares | Maximum
SHARE-BASED COMPENSATION
Maximum number of shares of the company available for issuance																125,692,439
2022 Share Incentive Plan | Restricted class A ordinary shares | First anniversary
SHARE-BASED COMPENSATION
Percentage of restrictions on restricted shares			50.00%
2022 Share Incentive Plan | Restricted class A ordinary shares | Second anniversary
SHARE-BASED COMPENSATION
Percentage of restrictions on restricted shares			50.00%
2022 Share Incentive Plan | Restricted class A ordinary shares | Third anniversary
SHARE-BASED COMPENSATION
Percentage of restrictions on restricted shares			33.00%
2022 Share Incentive Plan | Restricted class A ordinary shares | Fourth anniversary
SHARE-BASED COMPENSATION
Percentage of restrictions on restricted shares			33.00%
2022 Share Incentive Plan | Restricted class A ordinary shares | Fifth anniversary
SHARE-BASED COMPENSATION
Percentage of restrictions on restricted shares			33.00%
2022 Share Incentive Plan | Mr. PENG Yongdong, chairman and chief executive officer | Restricted class A ordinary shares
SHARE-BASED COMPENSATION
Number of shares issued			71,824,250
Number of shares restriction removed		9,000,000				45,830,712			9,000,000	9,000,000
2022 Share Incentive Plan | Mr. SHAN Yigang, an executive director | Restricted class A ordinary shares
SHARE-BASED COMPENSATION
Number of shares issued			53,868,189
Number of shares restriction removed						34,373,035

[1]	Excluding the Class A ordinary shares registered in the name of the depositary bank for future issuance of ADSs upon the exercise or vesting of awards granted under our share incentive plans and the Class A ordinary shares repurchased but not cancelled in the form of ADSs.